Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recognized in profit or loss
Interest expense, net	$ 537,893	$ 485,842	$ 373,522
Current service cost	76,478	77,373	52,164
Past service cost	0	50,489	0
Remedies	10,213	503	13,889
Benefits plan costs recognized in profit or loss	624,584	614,207	439,575
Recognized in other comprehensive income
Recognized in other comprehensive income	(2,571,184)	29,249	(2,310,512)
Deferred tax	771,355	(33,539)	762,469
Other comprehensive income, net of taxes	(1,799,829)	(4,290)	(1,548,043)
Pension and pension bonds [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(1,303,693)	1,003	(1,312,195)
Healthcare [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(1,268,379)	(17,356)	(794,535)
Education [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	922	45,509	(203,779)
Termination benefits - Voluntary retirement plan [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	$ (34)	$ 93	$ (3)